Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2022 mo	Dec. 31, 2021 USD ($)
Fair Value Disclosures [Line Items]
Fair value, net derivative asset (Liability) measured on recurring basis | $		$ 0
Working Capital Loan [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	7
Measurement Input, Price Volatility [Member] | Working Capital Loan [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	7.5
Measurement Input, Discount Rate [Member] | Working Capital Loan [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	9.67
Measurement Input, Expected Term [Member] | Working Capital Loan [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input | mo	11
Measurement Input, Exercise Price [Member] | Working Capital Loan [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	0.4
Measurement Input, Risk Free Interest Rate [Member] | Working Capital Loan [Member]
Fair Value Disclosures [Line Items]
Embedded derivative liability, measurement input	1.63